                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATE STREET EQUITY 500 INDEX FUND

             SERVICE CLASS, ADMINISTRATIVE CLASS AND CLASS R SHARES

                    SUPPLEMENT DATED OCTOBER 12, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2006

The information with respect to Messrs. John Tucker and Michael Feehily in the Statement of Additional Information under the heading "Portfolio Managers" on page 21 is hereby deleted and replaced with the following information with respect to Messrs. James May and Karl Schneider:


                        REGISTERED                    POOLED                                                  TOTAL
                        INVESTMENT      ASSETS      INVESTMENT      ASSETS                    ASSETS         ASSETS
PORTFOLIO                 COMPANY       MANAGED       VEHICLE       MANAGED       OTHER       MANAGED       MANAGED*
 MANAGER    PORTFOLIO    ACCOUNTS    ($ BILLIONS)    ACCOUNTS    ($ BILLIONS)   ACCOUNTS   ($ BILLIONS)   ($ BILLIONS)
---------   ---------   ----------   ------------   ----------   ------------   --------   ------------   ------------
James May   Equity                                                              106
            500 Index    44 funds       $26.10       384 funds      $264.1      accounts       $86.8          $377

Karl        Equity                                                              106
Schneider   500 Index    44 funds        26.10       384 funds       264.1      accounts       $86.8           377

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE